Inventories (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and stores	$ 14,396	$ 7,700
Work in progress	13,882	5,961
Finished goods	14,030	3,649
Provision for obsolescence	(4,164)	0
Total inventories	38,144	17,310
Inventory expense	$ 35,690	$ 22,620	$ 9,100